Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2018
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

14. Accrued Expenses and Other Current Liabilities

		As of December 31,
		2017	2018
		RMB	RMB
Interest payable	(i)	—	38,171
Accrual for salary, bonus and employee benefits		69,203	33,549
Advertising fees payable		45,859	55,574
Taxes payable		169,524	116,454
Office expenses		12,821	17,819
Deposits from merchants		12,789	17,522
Payables to noncontrolling shareholders		—	7,208
Others	(ii)	33,740	66,417
Accrued Expenses and Other Current Liabilities		343,936	352,714

(i)The balance mainly include the interest payable of convertible note (see Note 13).

(ii)Others mainly consist of professional fees payable, delivery cost payable and rent payable.